INVENTORIES (Tables)	12 Months Ended
Aug. 31, 2023
Inventory Disclosure [Abstract]
SUMMARY OF INVENTORIES

Inventories consist of the following:

	August 31, 2023	August 31, 2022

Finished goods	$329,420	$385,102
Raw materials and supplies	138,869	162,820
Work in progress	162,189	71,074

Total inventory on hand	$630,478	$618,996